Expense Example	Jul. 29, 2026 USD ($)
Matisse Discounted Closed-End Fund Strategy - Institutional Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 323
Expense Example, with Redemption, 3 Years	986
Expense Example, with Redemption, 5 Years	1,674
Expense Example, with Redemption, 10 Years	3,503
Matisse Discounted Bond CEF Strategy - Institutional Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	256
Expense Example, with Redemption, 3 Years	788
Expense Example, with Redemption, 5 Years	1,345
Expense Example, with Redemption, 10 Years	$ 2,866